Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating Activites
NET INCOME (LOSS)	$ 286.1	$ 192.7	$ 132.9
Adjustments to Reconcile Net Income to Net Cash Flows from (Used for) Operating Activities:
Depreciation and Amortization	97.1	65.9	42.4
Deferred Income Taxes	272.8	223.1	183.2
Allowance for Equity Funds Used During Construction	(52.3)	(52.3)	(53.0)
Property Taxes	(15.6)	(15.3)	(25.6)
Change in Other Noncurrent Assets	9.8	(2.8)	1.8
Change in Other Noncurrent Liabilities	27.3	4.4	0.6
Changes in Certain Components of Working Capital:
Accounts Receivable, Net	(34.5)	(22.6)	(26.3)
Fuel, Materials and Supplies	(8.6)	(5.0)	0.0
Accounts Payable	9.8	14.3	(3.5)
Accrued Taxes, Net	13.0	143.8	(53.6)
Increase (Decrease) in Interest Payable, Net	4.5	2.6	0.9
Other Current Assets	(4.8)	0.1	(0.4)
Other Current Liabilities	0.2	0.0	0.0
Net Cash Flows from (Used for) Operating Activities	604.8	548.9	199.4
Investing Activities
Construction Expenditures	(1,513.4)	(1,159.5)	(1,007.8)
Change in Advances to Affiliates, Net	(79.2)	29.0	65.4
Acquisitions of Assets	(9.1)	(6.5)	(1.1)
Other Investing Activities	6.1	2.0	3.4
Net Cash Flows from (Used for) Investing Activities	(1,595.6)	(1,135.0)	(940.1)
Financing Activities
Capital Contributions from Member	361.6	212.0	279.0
Issuance of Long-term Debt	617.6	686.9	449.0
Change in Advances from Affiliates, Net	11.6	(12.8)	12.7
Retirement of Long-term Debt	0.0	(300.0)	0.0
Net Cash Flows from (Used for) Financing Activities	990.8	586.1	740.7
Net Increase (Decrease) in Cash and Cash Equivalents	0.0	0.0	0.0
Cash and Cash Equivalents at Beginning of Period	0.0	0.0	0.0
Cash and Cash Equivalents at End of Period	0.0	0.0	0.0
Supplementary Information
Cash Paid for Interest, Net of Capitalized Amounts	61.2	42.0	32.5
Net Cash Paid (Received) for Income Taxes	(107.3)	(235.1)	(11.2)
Noncash Acquisitions Under Capital Leases	0.2	0.0	0.0
Construction Expenditures Included in Current Liabilities as of December 31,	$ 473.7	$ 298.3	$ 208.0